INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets

	2021	2020	2019
Loss carryforwards	$879,800	$791,000	$782,300
Oil & Gas properties	1,871,100	1,857,700	1,817,700
Asset retirement obligation	154,500	134,800	117,800
Deferred tax asset	2,905,400	2,783,500	2,717,800

Less valuation allowance	(2,905,400)	(2,783,500)	(2,717,800)
Deferred tax asset recognized	$–	$–	$–

Effective income tax rate schedule

	2021	2020	2019
Statutory federal income tax rate	-25%	-25%	-25%
Change in valuation allowance	4%	2%	4%
Non-deductible change in fair value of derivative liability	-27%	-6%	-3%
Non-deductible accretion expense	7%	13%	4%
Effect of foreign exchange	41%	16%	20%
	0%	0%	0%